INTANGIBLE ASSETS, NET (Schedule of Intangible Assets Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 51,955	$ 24,743
Accumulated Amortization	(18,065)	(6,210)
Net Carrying Amount	33,890	18,533	13,213
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,732	2,969
Accumulated Amortization	(2,073)	(1,056)
Net Carrying Amount	1,659	1,913
Domain name use right [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,550	1,550
Accumulated Amortization	(543)	(388)
Net Carrying Amount	1,007	1,162
Revenue sharing agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,549	2,559
Accumulated Amortization	(1,098)	(533)
Net Carrying Amount	1,451	2,026
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	14,855	6,479
Accumulated Amortization	(4,613)	(903)
Net Carrying Amount	10,242	5,576
Non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	686	361
Accumulated Amortization	(176)	(87)
Net Carrying Amount	510	274
User base [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,311	2,509
Accumulated Amortization	(3,757)	(1,812)
Net Carrying Amount	1,554	697
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	14,921	6,889
Accumulated Amortization	(3,954)	(1,121)
Net Carrying Amount	10,967	5,768
Game [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,108	197
Accumulated Amortization	(629)	(197)
Net Carrying Amount	1,479
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,435	1,230
Accumulated Amortization	(968)	(113)
Net Carrying Amount	1,467	1,117
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,808
Accumulated Amortization	(254)
Net Carrying Amount	$ 3,554